Summary of Significant Accounting Policies (Tables) (Fortman Insurance Agency, LLC)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Estimated Useful Life of Property and Equipment
Useful Life (in years)
Computer equipment and software	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term
Software	3

The estimated useful life of the Companies Property and Equipment is as follows:

Useful Life (in years)
Computer equipment and software	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term
Software	3

Fortman Insurance Agency, LLC [Member]
Schedule of Estimated Useful Life of Property and Equipment

The Company regularly evaluates the estimated remaining useful lives of the Company’s property and equipment to determine whether events or changes in circumstances warrant a revision to the remaining period of depreciation. Maintenance and repairs are charged to expense as incurred.

Useful Life (in years)
Land improvements	15
Vehicles	5
Office equipment, furniture, and fixtures	7